Prepayments, Deposits and Other Assets, Net - Schedule of Prepayments, Deposits and Other Assets, Net (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepayments, Deposits and Other Assets, Net [Abstract]
Security deposits	[1]	$ 631,211	$ 248,146
Advances to suppliers		1,659,609	2,032,099
Advances to employees		129,971	46,293
Prepaid expense		529,751	1,099,950
Prepayment for potential acquisition	[2]		15,906,186
Antique art pieces	[3]	36,970,600	59,651,975
Others		19,286	6,511
Prepayments, deposits and other assets, net		39,940,428	78,991,160
Less: Long term portion		(37,689,697)	(76,274,752)
Allowance for credit losses		(548,248)	(281,694)	$ (364,973)	$ (313,844)
Prepayments, deposits and other assets – current portion		$ 1,702,483	$ 2,434,714

[1]	Security deposits mainly represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.
[2]	On March 24, 2023, the Company entered into an equity transfer agreement with a shareholder of DTI Group Limited (“DTI”), pursuant to which the Company agreed to prepay 34,911 (post-reverse stock split adjusted to 5,818) Class A ordinary shares (equivalent to $15,906,186) to purchase 32% equity of DTI. On January 29, 2025, the Company cancelled 34,911 (post-reverse stock split adjusted to 5,818) Class A ordinary shares according to the equity transfer agreement, due to the failure to achieve the acquisition purpose for unforeseeable reasons. The prepayment of $15,906,186 as of December 31, 2024 was reclassified to subscription receivables.
[3]	On January 5, 2023, the Group received 20 antique art pieces to settle $59,651,975 (RMB411,157,212) from a debt extinguish agreement. On May 1, 2024, the Group settled 7 antique art pieces as a purchase consideration to acquire Hongchuangxin (details refer to Note 3). The Group engaged an independent valuation firm to perform the valuation for the rest antique art pieces, the fair value was $36,970,600 as of December 31, 2024